Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.2%)
Cable One, Inc.	13,221	9,281
CarGurus, Inc. *	360,528	6,735
Roku, Inc. *	105,109	6,918

Total		22,934

Consumer Discretionary (12.7%)
CarMax, Inc. *	173,412	11,147
Chewy, Inc. *	430,100	16,077
Choice Hotels International, Inc.	120,700	14,145
Etsy, Inc. *	142,759	15,893
Hyatt Hotels Corp. - Class A *	81,429	9,103
NVR, Inc. *	4,066	22,657
Visteon Corp. *	74,572	11,695
Vizio Holding Corp. *	737,495	6,770
Wingstop, Inc.	69,103	12,686
YETI Holdings, Inc. *	327,105	13,084

Total		133,257

Consumer Staples (1.3%)
BJ’s Wholesale Club Holdings, Inc. *	74,101	5,637
Post Holdings, Inc. *	87,000	7,819

Total		13,456

Energy (5.6%)
Coterra Energy, Inc.	421,636	10,347
Marathon Oil Corp.	509,735	12,213
Ovintiv, Inc.	245,101	8,843
PDC Energy, Inc.	171,805	11,027
Targa Resources Corp.	224,187	16,354

Total		58,784

Financials (12.6%)
Credit Acceptance Corp. *	36,711	16,007
Hamilton Lane, Inc.	75,328	5,573
Host Hotels & Resorts, Inc.	323,699	5,338
M&T Bank Corp.	40,767	4,874
Markel Corp. *	13,556	17,317
Nuvei Corp. *	411,300	17,902
Shift4 Payments, Inc. *	319,219	24,197
Tradeweb Markets, Inc.	131,522	10,393
W.R. Berkley Corp.	84,571	5,265
WEX, Inc. *	120,469	22,153
White Mountains Insurance Group, Ltd.	2,712	3,736

Total		132,755

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Health Care (19.4%)
Alnylam Pharmaceuticals, Inc. *	41,500	8,313
Apellis Pharmaceuticals, Inc. *	124,712	8,226
Bio-Techne Corp.	197,443	14,648
Exact Sciences Corp. *	248,667	16,862
ICON PLC *	47,907	10,232
Inari Medical, Inc. *	257,591	15,904
Insulet Corp. *	73,838	23,551
Integra LifeSciences Holdings Corp. *	145,872	8,374
Jazz Pharmaceuticals PLC *	114,637	16,775
Neurocrine Biosciences, Inc. *	78,855	7,982
PTC Therapeutics, Inc. *	205,077	9,934
Repligen Corp. *	79,678	13,415
Sage Therapeutics, Inc. *	131,659	5,524
Sarepta Therapeutics, Inc. *	38,843	5,354
Teleflex, Inc.	32,619	8,263
Ultragenyx Pharmaceutical, Inc. *	196,588	7,883
United Therapeutics Corp. *	76,115	17,047
Veeva Systems, Inc. - Class A *	31,007	5,699

Total		203,986

Industrials (22.4%)
AMERCO	222,292	11,526
Axon Enterprise, Inc. *	104,969	23,602
Builders FirstSource, Inc. *	115,389	10,244
C.H. Robinson Worldwide, Inc.	103,719	10,307
Dun & Bradstreet Holdings, Inc.	179,628	2,109
Expeditors International of Washington, Inc.	97,692	10,758
Genpact, Ltd.	429,430	19,848
GFL Environmental, Inc.	166,895	5,748
Graco, Inc.	142,853	10,430
IDEX Corp.	71,373	16,489
Ingersoll-Rand, Inc.	263,669	15,340
J.B. Hunt Transport Services, Inc.	70,557	12,380

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Knight-Swift Transportation Holdings, Inc.	213,470	12,078
Lennox International, Inc.	56,774	14,266
Lincoln Electric Holdings, Inc.	59,494	10,061
The Middleby Corp. *	43,065	6,314
Nordson Corp.	34,165	7,594
Robert Half International, Inc.	69,193	5,575
TransUnion	83,881	5,212
Watsco, Inc.	33,138	10,543
Westinghouse Air Brake Technologies Corp.	156,078	15,773

Total		236,197

Information Technology (16.6%)
CDW Corp.	51,731	10,082
Ceridian HCM Holding, Inc. *	40,142	2,939
Coherent Corp. *	215,241	8,196
Datadog, Inc. - Class A *	149,409	10,856
Dynatrace, Inc. *	342,713	14,497
F5, Inc. *	56,366	8,212
Fair Isaac Corp. *	17,190	12,079
First Solar, Inc. *	69,069	15,023
Flex, Ltd. *	218,176	5,020
Guidewire Software, Inc. *	73,848	6,059
Informatica, Inc. *	583,421	9,568
LiveRamp Holdings, Inc. *	7,278	160
Lumentum Holdings, Inc. *	146,376	7,906
MKS Instruments, Inc.	21,409	1,897
MongoDB, Inc. *	58,710	13,686
Monolithic Power Systems, Inc.	15,395	7,706
Olo, Inc. *	494,790	4,038
Q2 Holdings, Inc. *	245,913	6,054
Silicon Laboratories, Inc. *	57,685	10,100
Synaptics, Inc. *	82,365	9,155
VeriSign, Inc. *	53,431	11,292

Total		174,525

Materials (5.8%)
Ball Corp.	86,115	4,746
Celanese Corp. - Class A	49,323	5,371
Element Solutions, Inc.	770,074	14,870
FMC Corp.	99,261	12,123

Mid Cap Growth Stock Portfolio

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Materials continued
Graphic Packaging Holding Co.	211,465	5,390
Silgan Holdings, Inc.	276,746	14,853
Steel Dynamics, Inc.	36,691	4,148

Total		61,501

Real Estate (0.5%)
Rexford Industrial Realty, Inc.	86,896	5,183

Total		5,183

Utilities (0.8%)
Atmos Energy Corp.	36,831	4,138
NiSource, Inc.	163,861	4,582

Total		8,720

Total Common Stocks (Cost: $978,040)		1,051,298

Total Investments (99.9%) (Cost: $978,040)@		1,051,298

Other Assets, Less Liabilities (0.1%)		827

Net Assets (100.0%)		1,052,125

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $978,040 and the net unrealized appreciation of investments based on that cost was $73,258 which is comprised of $173,778 aggregate gross unrealized appreciation and $100,520 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,051,298	$—	$—

Total Assets:	$1,051,298	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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